Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000225895 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		State Farm Growth Fund
Accumulated Value	$ 10,000		$ 11,560.536	$ 13,138.33372	$ 14,754.63888	$ 15,558.7452	$ 17,446.23837	$ 21,964.3215	$ 19,989.76699	$ 23,704.77855	$ 31,304.8846	$ 36,122.74469
C000225896 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		State Farm Balanced Fund
Accumulated Value	10,000		11,071.832	12,015.0393	12,946.59925	13,813.338	15,261.35933	18,132.10281	16,463.0088	18,745.16548	23,312.28119	25,846.44062
C000225897 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		State Farm Interim Fund
Accumulated Value	10,000		10,135.64633	10,104.27392	10,040.41008	10,622.00073	11,089.8112	10,989.6534	10,201.78427	10,397.75256	11,159.39072	11,560.6495
C000225898 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		State Farm Municipal Bond Fund
Accumulated Value	10,000		10,371.56682	10,468.4954	10,462.86921	11,260.64394	11,805.87508	11,937.67869	10,802.68896	11,087.92729	12,038.29686	12,374.31954
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Benchmark: S&P 500 Index
Accumulated Value	10,000		11,543.03919	13,691.12808	16,143.26289	16,829.97145	19,379.54542	25,194.37347	21,296.28911	25,899.9692	35,315.02353	41,529.64083
Bloomberg U S Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Benchmark: Bloomberg U.S. Government/Credit Bond Index
Accumulated Value	10,000		10,586.34622	10,585.16854	10,440.40512	11,621.97542	12,555.46396	12,414.09768	10,558.58027	10,656.46317	11,862.13051	12,178.60799
Bloomberg 1 15 Year Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Benchmark: Bloomberg 1-15 Year Municipal Index
Accumulated Value	10,000		10,433.77017	10,535.03737	10,536.66197	11,315.93198	11,790.31734	12,004.76552	10,940.64768	11,214.12325	12,163.4355	12,481.31702
Bloomberg Intermediate U S Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Benchmark: Bloomberg Intermediate U.S. Government/Credit Index
Accumulated Value	10,000		10,351.59583	10,375.14531	10,275.25957	11,114.25991	11,816.55349	11,769.65409	10,576.06434	10,809.06456	11,830.37385	12,304.7563
Bloomberg U S Treasury 1 5 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Benchmark: Bloomberg U.S. Treasury: 1-5 Year Index
Accumulated Value	10,000		10,153.95665	10,143.94756	10,079.00306	10,655.09891	11,157.61646	11,107.11257	10,324.64605	10,538.58085	11,329.75757	11,756.40467
Bloomberg 7 Year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Benchmark: Bloomberg 7-Year Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,460.34281	$ 10,552.3637	$ 10,491.3343	$ 11,316.8999	$ 11,857.58219	$ 12,026.36661	$ 10,931.17505	$ 11,174.81584	$ 12,116.24192	$ 12,537.48778